Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Debt Summarized by Interest Rates and Currencies
As of December 31, 2025 and 2024, Cemex’s consolidated debt, summarized by interest rates and currencies, was as follows:

	2025			2024
	Current	Non-current	Total 1	Current	Non-current	Total 1
Floating rate debt	$505	879	1,384	$23	1,305	1,328
Fixed rate debt	682	3,578	4,260	166	4,035	4,201
	$1,187	4,457	5,644	$189	5,340	5,529

		2025					2024
Currency		Current	Non-current	Total 1	Effective rate		Current	Non-current	Total 1	Effective rate
Dollars	$	210	3,413	3,623	4.7%	$	161	3,595	3,756	5.1%
Euros		471	525	996	3.2%		2	876	878	3.9%
Pesos		499	475	974	9.8%		—	842	842	11.2%
Other currencies		7	44	51	5.1%		26	27	53	5.4%
	$	1,187	4,457	5,644		$	189	5,340	5,529
As of December 31, 2025 and 2024, from the total debt of $5,644 and $5,529, respectively, 98% and 95% was held in the Parent Company.

Summary of Consolidated Debt by Type of Instrument
As of December 31, 2025 and 2024, Cemex’s consolidated debt summarized by type of instrument, was as follows:

2025		Current	Non- current	2024		Current	Non- current
Bank loans				Bank loans
Lines of credit, 2026 to 2033	$	16	95	Lines of credit, 2025 to 2026	$	11	81
Syndicated loans, 2026 to 2029		332	1,511	Syndicated loans, 2026 to 2029		—	1,731
		348	1,606			11	1,812
Notes payable				Notes payable
Medium-term notes, 2026 to 2031		636	3,044	Medium-term notes, 2025 to 2031		150	3,538
Other notes payable, 2026 to 2027		6	4	Other notes payable, 2025 to 2027		6	12
		642	3,048			156	3,550
Total bank and notes payables		990	4,654	Total bank and notes payables		167	5,362
Current maturities		197	(197)	Current maturities		22	(22)
	$	1,187	4,457		$	189	5,340

Summary of Changes in Consolidated Debt
Changes in consolidated debt for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Debt at beginning of year	$5,529	6,228	6,971
Proceeds from new debt instruments	2,078	5,048	2,938
Debt repayments	(2,227)	(5,497)	(3,840)
Foreign currency translation and accretion effects	264	(250)	159
Debt at end of year	$5,644	5,529	6,228

Summary of Non-Current Notes Payable
As of December 31, 2025 and 2024,
non-current
notes payable for $3,048 and $3,550, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity	Redeemed amount 2 $	Outstanding amount 2 $		2025	2024
2023 CEBURES variable rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	3,000	TIIE+.45%	01/Oct/26	—	167	$	—	144
2023 CEBURES fixed rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	8,500	11.480%	26/Sep/30	—	472		475	411
July 2031 Notes	12/Jan/21	Cemex, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108		1,104	1,104
September 2030 Notes	17/Sep/20	Cemex, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717		715	715
November 2029 Notes	19/Nov/19	Cemex, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753		750	750
March 2026 Notes	19/Mar/19	Cemex, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	—	470		—	414
Other notes payable										4	12
									$	3,048	3,550

1
As of December 31, 2025, these issuances are fully and unconditionally guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp.

2	Presented net of all notes repurchased by Cemex. As of December 31, 2025, all repurchased notes have been canceled.

3
On February 16, 2024, Cemex reopened and placed an additional principal amount of Ps5,500 of its sustainability-linked long-term notes (
Certificados Bursátiles de Largo Plazo
or the “2023 CEBURES”) issued in 2023. The reopening closed on February 20, 2024 and consisted of two tranches: the first of Ps2,000 at a floating annual interest rate of TIIE 28 plus 0.45%, and the second of Ps3,500 at a fixed annual interest rate of 11.48%. In connection with these issuances in 2024 and 2023, Cemex negotiated interest rate and currency derivative instruments to synthetically change the financial risks profile of these issuances from the Peso to the Dollar (note 18.4).

Schedule of Consolidated Long-Term Debt
The maturities of consolidated long-term debt as of December 31, 2025, were as follows:

		Bank loans	Notes payable	Total
2027	$	625	3	628
2028		628	—	628
2029		130	751	881
2030		2	1,190	1,192
2031 and thereafter		24	1,104	1,128
		$1,409	3,048	4,457

Schedule of Lines of Credit
As of December 31, 2025, Cemex had the following lines of credit, of which, the committed portion refers to the revolving credit facility under the Banks Credit Agreement, at annual interest rates between 4.34% and 5.40%, depending on the negotiated currency:

		Lines of credit	Available
Other lines of credit in foreign subsidiaries 1	$	125	111
Other lines of credit from banks 1		1,020	1,020
Revolving credit facilities (“RCF”)		2,352	2,352
	$	3,497	3,483

1	Uncommitted amount subject to the banks’ availability.

Summary of Consolidated Financial Ratios
As of December 31, 2025, 2024 and 2023, under the Bank Credit Agreements, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations in effect on each specified date
		2025	2024	2023
Leverage ratio	Limit	<=3.75	<=3.75	<=3.75
	Calculation	1.63	1.81	2.06

Coverage ratio	Limit	>=2.75	>=2.75	>=2.75
	Calculation	8.37	7.26	7.91

Summary of Other Financial Obligations
As of December 31, 2025 and 2024, other financial obligations in the consolidated statement of financial position were detailed as follows:

	2025				2024
	Current	Non-current	Total		Current	Non-current	Total
I. Leases	$267	868	1,135	$	269	902	1,171
II. Liabilities secured with accounts receivable	681	—	681		658	—	658
	$948	868	1,816	$	927	902	1,829

Detailed Information about In Lease Liabilities
Changes in the balance of lease financial liabilities during 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Lease financial liability at the beginning of year	$1,171	1,258	1,176
Additions from new leases	192	290	341
Reductions from payments	(285)	(296)	(256)
Cancellations and liability remeasurements	3	(47)	(24)
Foreign currency translation and accretion effects	54	(34)	21
Lease financial liability at the end of year	$1,135	1,171	1,258

Summary of Disclosure Detail Of Financial Lease Liabilities	As of December 31, 2025, the maturities of non-current lease financial liabilities are as follows:

		Total
2027	$	195
2028		153
2029		118
2030		86
2031 and thereafter		316
	$	868

Summary of Carrying Amounts and Fair Value of Financial Instruments
As of December 31, 2025 and 2024, the carrying amounts of financial assets and liabilities and their fair values were as follows:

	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 18.4)	$10	10	$60	60
Other investments and non-current accounts receivable (note 14.2)	202	197	196	179
	$212	207	$256	239
Financial liabilities
Long-term debt (note 18.1)	$4,457	4,478	$5,340	5,145
Other financial obligations (note 18.2)	868	866	902	898
Derivative financial instruments (notes 18.4 and 19.3)	44	44	100	100
	$5,369	5,388	$6,342	6,143

Summary of Derivative Financial Instruments	The notional amounts and fair values of Cemex’s derivative instruments were as follows:

	2025		2024
	Notional amount	Fair value	Notional amount	Fair value
I. Financial derivative instruments hedging the net investment	$1,817	(94)	713	63
II. Cross currency swaps	658	(1)	658	(100)
III. Interest rate swaps	705	2	600	14
IV. Fuel price hedging	247	3	356	6
V. Foreign exchange options	—	—	650	41
	$3,427	(90)	2,977	24

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency
As of December 31, 2025 and 2024, Cemex’s consolidated net monetary assets (liabilities) by currency are as follows:

		2025	2024
Monetary assets	$	5,160	4,126
Monetary liabilities		14,917	14,504
Net monetary assets (liabilities)		(9,757)	(10,378)
The breakdown is presented below:
Dollars		(5,721)	(6,524)
Pesos		(991)	(824)
Euros		(2,150)	(1,884)
Pounds		(419)	(516)
Other currencies		(476)	(630)
	$	(9,757)	(10,378)